EATON VANCE SPECIAL INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 02-27962) certifies (a) that the forms of prospectuses (except for Eaton Vance Emerging Markets Fund and Eaton Vance Institutional Emerging Markets
Fund) and statements of additional information dated May 1, 2001 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 58 ("Amendment No. 58") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 58 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-01-500145) on April 25, 2001:

                            Eaton Vance Balanced Fund
                        Eaton Vance Growth & Income Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund
                        Eaton Vance Emerging Markets Fund
                         Eaton Vance Greater India Fund
                 Eaton Vance Institutional Emerging Markets Fund
               Eaton Vance Institutional Short Term Treasury Fund
                      Eaton Vance Small Company Growth Fund

                                      EATON VANCE SPECIAL INVESTMENT TRUST


                                      By: /s/ Eric G. Woodbury
                                          -------------------------------------
                                          Eric G. Woodbury, Assistant Secretary
Date:  May 3, 2001